Warrants - Schedule of Fair Value Assumptions Related To Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free rate	0.92%	0.92%
Expected volatility	116.00%	116.00%
Expected term	2 years 6 months	2 years 6 months
Maximum [Member]
Risk-free rate	5.15%	5.15%
Expected volatility	170.00%	170.00%
Expected term	7 years 6 months	7 years 6 months
Warrant [Member]
Dividend yield	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Risk-free rate	0.62%	0.62%
Expected volatility	108.00%	108.00%
Expected term	2 years 6 months	2 years 6 months
Warrant [Member] | Maximum [Member]
Risk-free rate	4.59%	4.59%
Expected volatility	167.00%	167.00%
Expected term	10 years	10 years